Translation (losses/gains (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of operating segments [line items]
Trade and other receivables	R 132	R (909)	R 1,431
Trade and other payables	(354)	237	(142)
Foreign currency loans	(103)	313	(1,475)
Other	314	(842)	336
Translation (losses)/gains	(11)	(1,201)	150
Mining
Disclosure of operating segments [line items]
Translation (losses)/gains	(18)	(19)	12
Exploration And Production International
Disclosure of operating segments [line items]
Translation (losses)/gains	289	337	(694)
Energy
Disclosure of operating segments [line items]
Translation (losses)/gains	(45)	(299)	(53)
Base Chemicals
Disclosure of operating segments [line items]
Translation (losses)/gains	(31)	(336)	375
Performance Chemicals
Disclosure of operating segments [line items]
Translation (losses)/gains	71	(357)	499
Group Functions
Disclosure of operating segments [line items]
Translation (losses)/gains	R (277)	R (527)	R 11